Accounting policies	6 Months Ended
Jun. 30, 2021
Accounting policies
Accounting policies

4.    Accounting policies

The Group’s main accounting policies are described in the accounting policies section of the annual report with a cut-off date of December 31, 2020 and they have been applied consistently for the period comprising these unaudited interim condensed consolidated financial statements, except for the adoption of new standards effective as of January 1, 2021.

The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements, and therefore should be read in conjunction with the consolidated financial statements as of December 31, 2020.